Financial Instruments - Fair Values and Risk Management - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	€ 21,423	€ 18,523
Lease liabilities	78,069	61,340
Bank overdrafts and short-term borrowings	22,834	29,254
Trade and other payables	95,332	112,721
Losses on derivative financial instruments	36	66
Total financial liabilities	217,694	221,904
Less than 2 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	674	577
Lease liabilities	2,198	1,895
Bank overdrafts and short-term borrowings	22,834	29,254
Trade and other payables	31,719	34,322
Losses on derivative financial instruments	36	66
Total financial liabilities	57,461	66,114
2 to 12 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	3,986	6,015
Lease liabilities	10,856	11,509
Trade and other payables	63,613	78,399
Total financial liabilities	78,455	95,923
1 to 2 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	4,567	4,124
Lease liabilities	12,277	10,190
Total financial liabilities	16,844	14,314
2 to 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	5,341	5,534
Lease liabilities	30,032	24,926
Total financial liabilities	35,373	30,460
More than 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	6,855	2,273
Lease liabilities	22,706	12,820
Total financial liabilities	€ 29,561	€ 15,093